Recapitalization - Schedule of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details) - Previously Reported [Member]	12 Months Ended
Dec. 31, 2024 shares
Roth CH Acquisition V Co
Recapitalization - Schedule of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details) [Line Items]
ROCL common stock outstanding prior to the Business Combination	11,500,000
Less: Redemption of ROCL common stock	(11,162,973)
Common stock, shares outstanding	337,027
Shares issued to advisors	1,125,000
Business combination shares	4,248,527
NEH shares	8,916,625
Common stock immediately after the Business Combination	337,027
Business Combination [Member]
Recapitalization - Schedule of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details) [Line Items]
ROCL common stock outstanding prior to the Business Combination
Common stock, shares outstanding	13,165,152
Common stock immediately after the Business Combination	13,165,152
Founder Shares [Member] | Roth CH Acquisition V Co
Recapitalization - Schedule of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details) [Line Items]
ROCL common stock outstanding prior to the Business Combination
Common stock, shares outstanding	2,325,000
Common stock immediately after the Business Combination	2,325,000
Private Shares [Member] | Roth CH Acquisition V Co
Recapitalization - Schedule of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details) [Line Items]
ROCL common stock outstanding prior to the Business Combination
Common stock, shares outstanding	461,500
Common stock immediately after the Business Combination	461,500